May 6, 2026

Via EDGAR

U.S. Securities and Exchange Commission

100 F Street NE

Washington DC 20549

Re:	Fidelity and Guaranty Life Insurance Company

Post-Effective Amendment to Registration Statement on Form N-4

(File no. 333-267180)

Filed pursuant to Rule 485(b) of the Securities Act of 1933

Commissioners:

On behalf of the above named Registrant, I certify pursuant to Rule 497(j) of the Securities Act of 1933, as amended (the “1933 Act”), that the form of Prospectus and Statement of Additional Information that would have been filed by the Registrant pursuant to Rule 497(c) of the 1933 Act would not have differed from that contained in the most recent amendment to the registration statement, filed on April 30, 2026, and that the text of the most recent amendment to the registration statement has been filed electronically.

Sincerely,

/s/ Marek Olearnik
Marek Olearnik
Vice President, Senior Counsel

Fidelity & Guaranty Life Insurance Company

801 Grand Ave., Suite 2600, Des Moines, IA 50309

1.888.697.LIFE • fglife.com